Revenue - Disaggregation based on geographical location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and other operating income
Revenue	$ 404,346,000	$ 420,933,000	$ 464,549,000
US
Revenue and other operating income
Revenue	131,696,000	143,031,000	163,818,000
Europe
Revenue and other operating income
Revenue	132,784,000	126,210,000	117,183,000
Asia
Revenue and other operating income
Revenue	77,373,000	91,872,000	111,123,000
Other
Revenue and other operating income
Revenue	$ 62,493,000	$ 59,820,000	$ 72,425,000